INCOME TAX (Details 4) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Undistributed earning and uncertain tax positions
Deferred income tax liabilities for income taxes on future dividend distributions from foreign subsidiaries - MTS Ukraine and K-Telecom	3,118	2,511
Cumulative undistributed earnings of foreign subsidiaries (MTS Ukraine and K-Telecom)	40,383	36,245
Accruals for uncertain tax positions	342	615
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance, beginning of the year	518	321	526
Additions based on tax position related to the current year	37	366
Additions based on tax positions related to prior years	22	1	66
Additions based on tax of acquired entities			10
Reduction in tax positions related to prior years	(267)	(170)	(220)
Settlements with tax authorities	(25)		(61)
Balance, end of the year	285	518	321
Penalties and interest related to unrecognized tax benefits
Accrued penalties and interest related to unrecognized tax benefits recognized in earnings	40	53	36
Accrued interest and penalties	58	97
Allowance against deferred tax assets
Movement in valuation allowances
Balance, beginning of the year	5,504	4,952	5,250
Charged to Income tax expense		258
Impact of foreign currency translation adjustments	2,934	294	(298)
Balance, end of the year	8,438	5,504	4,952